COMMITMENTS & CONTINGENCIES	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS & CONTINGENCIES
COMMITMENTS & CONTINGENCIES

NOTE 6. COMMITMENTS & CONTINGENCIES

Registration and Shareholders Rights

The holders of the Founder Shares, Private Placement Shares, Special Committee Shares, and Public Warrants (and the Class A ordinary shares issuable upon their exercise) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement signed prior to or on the effective date of the IPO requiring the Company to register the offer and sale of such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision but requires the approval by the holders of at least a majority of the then issued and outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder if holders of at least a majority of the then issued and outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least a majority of the then issued and outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, shorten the exercise period or decrease the number of ordinary shares purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $4,000,000, which was paid at the time of the IPO out of the gross proceeds.

Additionally, the underwriters are entitled to five percent (5%) per unit (and seven percent (7%) per over-allotment unit, or $12,100,000 for deferred underwriting commissions. The deferred commissions will be payable only upon completion of the Business Combination.

Financial Advisory Fee

The Company engaged CCM, an affiliate of a passive member of the Company’s Sponsor, to provide consulting and advisory services in connection with the IPO. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. CCM has agreed to defer the portion of its fee of $2,100,000 resulting from exercise of the underwriters’ over-allotment option until the consummation of the Company’s Business Combination. The Company will also engage CCM as an advisor in connection with the Company’s Business Combination for which it will earn an advisory fee of 1.05% of the proceeds of the IPO payable at closing of the Company’s Business Combination. CCM is engaged to represent the Company’s interests only. CCM is not participating in the IPO as defined in FINRA Rule 5110(j)(16); it is acting as an independent financial adviser as defined in FINRA Rule 5110(j)(9). As such, CCM did not act as an underwriter in connection with the IPO.

NOTE 6. COMMITMENTS & CONTINGENCIES

Registration and Shareholders Rights

The holders of the Founder Shares, Private Placement Shares, and Public warrants (and the Class A ordinary shares issuable upon their exercise) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Public Offering requiring the Company to register the offer and sale of such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision but requires the approval by the holders of at least a majority of the then issued and outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder if holders of at least a majority of the then issued and outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least a majority of the then issued and outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, shorten the exercise period or decrease the number of ordinary shares purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Public Offering, or $4,000,000, which was paid at the time of the IPO out of the gross proceeds.

Additionally, the underwriters will be entitled to five percent (5%) per unit (and seven percent (7%) per over-allotment unit, or $12,100,000 for deferred underwriting commissions. The deferred commissions will be payable only upon completion of the Business Combination.

Financial Advisory Fee

The Company engaged CCM, an affiliate of a passive member of the Company’s Sponsor, to provide consulting and advisory services in connection with the Public Offering, for which it will receive an advisory fee equal to 0.6% of the aggregate proceeds of this offering net of underwriter’s expenses. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. CCM has agreed to defer the portion of its fee resulting from exercise of the underwriters’ over-allotment option until the consummation of the Company’s Business Combination. The Company will also engage CCM as an advisor in connection with the Company’s Business Combination for which it will earn an advisory fee of 1.05% of the proceeds of the Public Offering payable at closing of the Company’s Business Combination. CCM is engaged to represent the Company’s interests only. CCM is not participating in this offering as defined in FINRA Rule 5110(j)(16); it is acting as an independent financial adviser as defined in FINRA Rule 5110(j)(9). As such, CCM is not acting as an underwriter in connection with the Public Offering, it will not identify or solicit potential investors in this offering or otherwise be involved in the distribution of the Public Offering.